Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2019
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Current liabilities
Foreign exchange contracts	1,484	2,087	4,188